Consolidated statements of cash flows (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	€ 137,308	€ 1,049,300	€ 40,431
Adjustments to reconcile net income to net cash from operating activities
Depreciation, amortization and impairments	21,222	29,262	58,460
Share-based payments	7,476	4,703	23,065
Non-cash result financing costs	(23,225)	687	6,678
Result investments and associates	(38,632)	(1,030,132)	766
Deferred income taxes	3,042	(296)	(147)
Changes in assets and liabilities:
Accounts receivable	6,756	(8,477)	17,905
Inventories	(19,743)	(20,220)	(39,920)
Other current assets	(7,531)	8,831	(6,713)
Accounts payable and accrued expenses	20,979	9,963	(32,077)
Current income taxes	2,738	4,924	(25,968)
Net cash provided by operating activities	110,390	48,545	42,480
Cash flows from investing activities
Capital expenditures	(30,647)	(17,063)	(68,162)
Purchase of intangible assets	(1,496)	(470)	(4,630)
Disposal of 12% ASMPT share	0	298,254	0
Proceeds from sale of property, plant and equipment	359	3,969	901
Net cash (used in)/provided by investing activities	(31,784)	284,690	(71,891)
Cash flows from financing activities
Debt redemption	0	(40,889)	(24,726)
Debt proceeds	0	18,980	47,677
Debt issuance fees paid	(1,416)	0	0
Proceeds from issuance of shares and exercise of stock options	4,758	5,841	2,209
Dividends from associate ASMPT	19,974	10,171	0
Dividends to common shareholders of ASMI	(31,828)	(31,666)	(27,519)
Capital repayment	0	(269,542)	0
Dividends to minority shareholders ASMPT	0	0	(27,024)
Net cash used in financing activities	(37,850)	(307,105)	(73,489)
Foreign currency translation effect on cash and cash equivalents	32,584	(4,168)	3,125
Net (decrease)/increase in cash and cash equivalents	73,340	21,962	(99,775)
Cash and cash equivalents at beginning of year	312,437	290,475	390,250
Cash and cash equivalents at end of year	385,777	312,437	290,475
Supplemental disclosures of cash flow information
Interest	0	2,933	10,124
Income taxes	11,789	6,493	52,425
Supplemental on cash investing and financing activities
Subordinated debt converted	0	0	150,000
Subordinated debt converted into number of shares	0	0	9,074,396
ASM International N.V. [Member]
Cash flows from operating activities
Net income	137,308	1,049,300	40,431
Adjustments to reconcile net income to net cash from operating activities
Depreciation, amortization and impairments	21,222	28,466	58,460
Result investments and associates	(38,632)	(1,030,132)	766
Cash flows from financing activities
Purchase of treasury shares	(29,338)	0	(40,554)
Cash and cash equivalents at beginning of year	312,437	290,475
Cash and cash equivalents at end of year	385,777	312,437	290,475
Asm Pacific Technology Ltd [Member]
Cash flows from financing activities
Purchase of treasury shares	€ 0	€ 0	€ (3,552)